Description of business (Details Textual) - shares		6 Months Ended	12 Months Ended
	Jan. 03, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Aug. 12, 2014
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage		50.00%		50.00%
Joint Ventures, Ownership Percentage		50.00%
Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	51.00%
Limited Partners Capital Account, Units Issued					2,116,060
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
PT Hoegh LNG Lampung [Member]
Condensed Financial Statements, Captions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		49.00%
Hoegh LNG Colombia Holding Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			51.00%
Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Hoegh LNG FSRU IV Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term		10 years
Non Cancellable Lease Expiration Term		10 years
Lease Initial Term		20 years
Hoegh LNG FSRU IV Ltd. [Member] | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term		10 years
Hoegh LNG FSRU IV Ltd. [Member] | Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term		15 years
Underwritten Public Offering [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued			6,588,389